Share-based Payments - Schedule of Valuation Information of ACTW Option Plan (Detail) - Employee Stock Option Plan 2014 [Member] - ACTW Option Plan [Member]	12 Months Ended
Dec. 31, 2019 TWD ($) yr
Disclosure of valuation information [Line Items]
Expected volatility	38.88%
Risk-free interest rate	1.1648%
Expected duration (in years) | yr	5
Fair value at the grant date (per share) | $	$ 0.20